Organization (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Feb. 13, 2017	Dec. 28, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization (Textual)
Entity Incorporation, State Country Name			State of Nevada
Entity Incorporation, Date of Incorporation			Aug. 14, 2013
Stock purchase agreement		700,000
Acquisition, description	On February 13, 2017, Aerkomm entered into a share exchange agreement ("Exchange Agreement") with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm (or 87.81% on a fully-diluted basis). As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm's issued and outstanding capital stock.
Net income (loss)			$ (4,720,702)	$ (2,529,412)	$ (3,176,464)	$ 2,670,414	$ (45,154)
Common stock shares	99.70%	86.30%
Working capital deficiency			$ 2,555,589
Aerkomm [Member]
Organization (Textual)
Common stock shares	100.00%
Aircom [Member]
Organization (Textual)
Common stock shares	99.70%